UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

FAMCO

FAMCO MLP & Energy Infrastructure Fund

SEMI-ANNUAL REPORT
May 31, 2011

FAMCO MLP & Energy Infrastructure Fund
a series of the Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Fund Expenses	19

8235 Forsyth Boulevard, Suite 700 Saint Louis, Missouri 63105 Telephone: 314 446-6700 Facsimile: 314 446-6707 www.famco.com

MLP & Energy Infrastructure Fund (“MLPPX”)
May 31, 2011

Dear Shareholder

Thank you for your investment in the FAMCO MLP & Energy Infrastructure Fund (“the Fund”).  This report covers the Fund’s performance for the six months ended May 31, 2011 as well as an overall update on the Fund’s investments.

Our firm, Fiduciary Asset Management Inc. (“FAMCO”), serves as investment advisor for the Fund.  Founded in 1994, FAMCO is a Delaware corporation registered with the Securities and Exchange Commission as an investment adviser and is a wholly owned subsidiary of Piper Jaffray Companies.  We manage MLP, equity and fixed income assets for investment companies, institutions and high net worth individuals.

The Fund’s investment objective is long-term capital appreciation and current income. The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities.  We believe that a well constructed portfolio of energy infrastructure investments has the potential to provide investors with a mix of current income, growth potential, low correlation to other asset classes, and some tax advantages.  The Fund will invest in both equity and fixed income securities with the asset allocation being a function of current opportunities.  Most pure-play domestic energy infrastructure is owned by MLPs or entities affiliated with MLPs, and at least 80% of the Fund’s investments are expected to be concentrated in MLPs and other energy infrastructure assets.

We believe the Alerian MLP Index may generate positive returns over the next market cycle.  We expect the Fund to exhibit high correlation to and generate similar returns with the Alerian MLP Index (Alerian), but with less volatility and more liquidity over a market cycle. In general we would expect the Fund to underperform when the Alerian is generating higher than average returns and to outperform when the Alerian performs at less then its long-term potential.

Given these expectations we are pleased with the six month and since inception (09/09/2010) returns for the Fund of 10.71% and 17.13%, respectively.  The Alerian MLP Index’s comparable returns are 5.88% and 17.04%.  Importantly, the Fund has provided investors with the lower volatility and risk reduction that is expected.  During a -9.21% MLP market pullback which lasted from April 29, 2011 through May 17, 2011 Fund declined just -5.04%.

The strong performance of MLPs and other energy infrastructure equity during the six months ended May 31, 2011 drove the Fund’s returns.  The Fund’s investments in energy infrastructure fixed income securities performed significantly better than the Barclay’s US Aggregate Bond Index over the same period but underperformed the Fund’s equity investments.  The Fund’s correlation1 to the Alerian MLP Index was approximately 88% in the six months ending 05/31/11 which is consistent with our long term expectations.

1 Perfect positive correlation (a correlation co-efficient of +1) implies that as one security moves, either up or down, the other security will move in lockstep,in the same direction.

1

A couple of strategic themes added value in the first half of 2011: 1) a preference for equities vs. fixed income securities; 2) a preference for what we considered higher quality and commodity sensitive securities; and 3) a preference for credit risk vs. interest rate risk in our fixed income portfolio.

We believe that the long-term outlook for MLPs and other energy infrastructure assets is positive.  MLPs and other energy infrastructure companies appear to be benefiting from the significant infrastructure needs being fueled in part by drilling activity of unconventional oil and gas reserves, generally termed “shale plays”.  Regardless of the strong long-term outlook for energy infrastructure, equity market performance for the later portion of the six month period ended May 31, 2011, was weak.  We believe that the weakness was tied to concerns about energy commodity prices and to government proposals to change the taxation of MLPs as opposed to a breakdown in the positive long-term outlook for infrastructure.

In the first week of May there was a rapid deterioration in commodity prices with crude oil falling nearly 15%.  Our view is that energy commodity prices appear to be reasonably valued and that any downward volatility is an opportunity for the Fund.  We continue to have a higher than average level of commodity exposure in the Fund.

Also in May, the Treasury proposed a change in the taxation of large, pass through entities.  The change, as proposed, would include MLPs.  It is our view that the odds are low that the current round of tax reform being considered by the President and Congress will significantly impact MLPs.  Recall that MLPs originally received partnership tax treatment to incentivize investors to provide capital for the construction and maintenance of domestic energy infrastructure.  Removing this incentive would increase the cost of this infrastructure and would likely result in higher prices of gasoline and other energy products for consumers.  We don’t believe that Congress will specifically target a tax advantage that helps out the average voter.  However, it is possible that MLPs get caught up in a more sweeping reform that also removes the tax advantaged status of other tax pass through vehicles such as Real Estate Investment Trusts2 and law partnerships3  We suspect that after next year’s presidential election there will likely be further consideration of sweeping tax reform and the risk to MLPs will resurface.

It is worth noting that only 38% of the MLP & Energy Infrastructure strategy’s current holdings would be significantly impacted if there was a change in MLP taxation.  Further, the Fund has the ability to opportunistically hedge, potentially further mitigating the downside of such an event.

Looking past the market concerns with commodity prices and MLP taxation, we saw some very positive developments in the past six months for energy infrastructure companies. Approximately 30% of the Fund’s assets were allocated to energy infrastructure entities organized as corporations (as opposed to MLPs which are organized as partnerships).  Our holdings of energy infrastructure corporations significantly outperformed our MLP holdings for the six month period ended May 31, 2011. We attribute the strong performance to the following two themes: 1) many of the energy infrastructure corporations in the Fund own valuable infrastructure assets; 2) these companies are often the parent company (i.e. general partner) of an MLP; and 3) many of the companies are beginning to unlock this value more aggressively via restructuring.

2 A real estate investment trust, or REIT, is a company that owns, and in most cases, operates income-producing real estate. The advantage of operating as a REIT is that entities organized and operating as REITs are generally not taxable at the corporate level.

3 A law partnership is defined by IRS as the relationship existing between two or more persons who join to carry on a trade or business, specifically the practice of law.  The partnership files an annual information return but does not pay income tax.  Instead, it “passes through” any profits or losses to its partners.  Each partner includes his or her share of the partnership’s income or loss on his or her tax return.

2

For example, one of our top-performing holdings is El Paso Corp. (EP), which owns a 2% general partnership (GP) stake and 42% equity stake in El Paso Energy Partners, LP (EPB).  The GP stake in an MLP can be quite valuable.  We find that the market typically does not give full valuation credit for the GP ownership due to a couple of reasons: 1) the corporation may also own a significant amount of mature, slower-growth regulated assets which constitute a greater mix of cash flow; and 2) since diversified companies generally have greater complexity, it is harder for investors to accurately value the sum of the parts (causing a conglomeration discount).  Another example of this restructuring is TC Pipelines LP (TCLP) and its parent and general partner Transcanada Corp. (TRP).  TRP sold interests in some of its pipelines to TCLP during the quarter, a transaction we view as positive for both companies.  However, TCLP raised over $300 million in equity to fund this acquisition and the markets reacted negatively with the Fund’s holding in TCLP returning -8.07% during the period.

We believe asset restructuring is an excellent way to unlock value. For example, El Paso recently announced plans to spin off its oil and gas operations by year-end 2011. This should not only simplify the mix of businesses held by the company (primarily gas pipelines), it will also likely reduce earnings volatility (supporting a higher valuation multiple).  The spin off announcement was received favorably by many investors.

While we remain watchful of the risks associated with commodity pricing and the potential change of MLP tax treatment mentioned earlier, we believe that some of our holdings in other energy infrastructure corporations could eventually create long-term value by restructuring attractive gas midstream assets into MLPs.  We suspect that these types of holdings have the potential to outperform our MLP holdings over the next year.

We believe that the restructuring of energy infrastructure corporations is a good example of the opportunities that the MLP & Energy Infrastructure Fund seeks to capitalize on.  While our core investment is MLPs, we actively seek to create value by purchasing securities tied to energy infrastructure regardless of whether the securities represent equity or debt or if they are tied to entities organized as corporations or partnerships.  Over time this strategy seeks to provide investors with returns in-line with the Alerian MLP Index while providing less volatility along the way, which is what investors in the Fund have experienced since the Fund’s inception.

As a shareholder, you will receive a 1099 tax form in January, 2012.  Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed.  Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares.  Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.

Sincerely,

Fiduciary Asset Management Inc.

3

Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships calculated using a float-adjusted, capitalization-weighted methodology.

Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated, investment-grade, fixed rate, taxable bond market of SEC registered securities.  The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors.

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange.  It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.

An investment in vehicles like MLPPX are speculative investments and are not suitable for all investors, nor do they represent a complete investment program. MLPPX is available only to qualified investors who are comfortable with the substantial risks associated with investing in similar vehicles. An investment in a vehicle like MLPPX includes the risks inherent in an investment in securities, market risk, industry concentration risk, MLP Units risk, general MLP risk, energy and natural resource company risk, depletion and exploration risk, marine transportation companies risk, regulatory risk, commodity pricing risk, weather risk, cash flow risk, affiliated party risk, catastrophe risk, acquisition risk, natural resources sector risk, foreign securities risk, ETF risk, credit risk, interest rate risk, high yield securities risk, derivatives risk, leveraging risk, tax risk, non-diversification risk, advisor risk.  For complete descriptions of risks, please refer to the Fund’s Private Placement Memorandum (“PPM”).

An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Fund can be found in the PPM. Please read the PPM carefully before investing.

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

4

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2011
(Unaudited)

Principal
Amount		Value

	CORPORATE BONDS - 24.1%
$200,000	Anadarko Petroleum Corp.	$225,964
	5.950%, 9/15/2016
200,000	Anadarko Petroleum Corp.	229,870
	6.375%, 9/15/2017
12,000	Arch Western Finance LLC	12,045
	6.750%, 7/1/2013
175,000	Chesapeake Energy Corp.	206,500
	9.500%, 2/15/2015
50,000	Chesapeake Energy Corp.	54,000
	6.500%, 8/15/2017
150,000	Chesapeake Energy Corp.	161,625
	6.875%, 8/15/2018
25,000	Denbury Resources, Inc.	28,125
	9.750%, 3/1/2016
100,000	Denbury Resources, Inc.	110,500
	8.250%, 2/15/2020
150,000	El Paso Corp.	173,908
	7.000%, 6/15/2017
100,000	Encore Acquisition Corp.	112,250
	9.500%, 5/1/2016
200,000	Panhandle Eastern Pipeline Co. LP	227,223
	6.200%,11/1/2017
150,000	Panhandle Eastern Pipeline Co. LP	182,791
	8.125%,6/1/2019
100,000	Petrohawk Energy Corp.	113,500
	10.500%, 8/1/2014
200,000	Petrohawk Energy Corp.	209,750
	7.250%, 8/15/2018
150,000	Pioneer Natural Resources Co.	159,409
	5.875%, 7/15/2016
150,000	Pioneer Natural Resources Co.	164,347
	6.650%, 3/15/2017
100,000	Pioneer Natural Resources Co.	109,614
	6.875%, 5/1/2018

5

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2011
(Unaudited)

Principal
Amount		Value

$100,000	Quicksilver Resources, Inc.	$116,000
	11.750%, 1/1/2016
200,000	Quicksilver Resources, Inc.	197,000
	7.125%, 4/1/2016
100,000	Range Resources Corp.	106,500
	7.250%, 5/1/2018
100,000	Range Resources Corp.	105,500
	6.750%, 8/1/2020
150,000	Suncor Energy, Inc.	173,006
	6.100%, 6/1/2018
150,000	Sunoco, Inc.	185,343
	9.625%, 4/15/2015
200,000	Sunoco, Inc.	218,058
	5.750%, 1/15/2017
200,000	Teekay Corp.	218,500
	8.500%, 1/15/2020
200,000	Tennessee Gas Pipeline Co.	243,788
	8.000%, 2/1/2016

	TOTAL BONDS	4,045,116
	(Cost $3,924,878)

Number
of Shares		Value
	COMMON STOCKS - 45.2%
	ENERGY - 35.4%
4,420	Anadarko Petroleum Corp.	351,478
5,585	ConocoPhillips	408,934
19,050	El Paso Corp.	401,003
36,464	Enbridge Energy Management LLC	1,131,113
3,715	Enbridge, Inc.	249,982
3,305	EQT Corp.	179,065
17,979	Kinder Morgan Management LLC	1,173,507
5,585	Occidental Petroleum Corp.	602,342
17,795	Spectra Energy Corp.	490,964
9,300	Teekay Offshore Partners LP	270,165
7,430	TransCanada Corp.	333,087
10,925	Williams Cos., Inc.	342,936
		5,934,576

6

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2011
(Unaudited)

Number
of Shares		Value

	UTILITIES - 9.8%
23,975	CenterPoint Energy, Inc.	$463,437
21,375	Duke Energy Corp.	400,781
7,455	Oneok, Inc.	529,976
14,745	Questar Corp.	255,531
		1,649,725

	TOTAL COMMON STOCK	7,584,301
	(Cost $6,360,134)

	MASTER LIMITED PARTNERSHIPS - 24.7%
5,120	Alliance Holdings GP LP	240,589
5,790	Buckeye Partners LP^	366,782
6,510	Copano Energy LLC	218,476
16,561	Crestwood Midstream Partners LP^	428,561
5,730	DCP Midstream Partners LP	232,237
8,320	Energy Transfer Equity LP	350,605
13,930	Enterprise Products Partners LP	580,045
1,695	EV Energy Partner LP	93,818
3,600	Genesis Energy LP	98,748
16,351	PAA Natural Gas Storage LP^	368,267
2,355	Pioneer Southwest Energy Partners LP	72,228
1,970	Plains All American Pipeline LP	122,613
4,280	Regency Energy Partners LP	107,813
1,695	Suburban Propane Partners LP	89,445
8,530	TC Pipelines LP	393,745
5,810	Western Gas Partners LP	203,001
3,190	Williams Partners LP	168,815
	TOTAL MASTER LIMITED PARTNERSHIPS	4,135,788
	(Cost $4,091,073)

	SHORT TERM INVESTMENT - 6.7%
1,122,760	Fidelity Institutional Money Market, 0.16%†	1,122,760

	TOTAL SHORT TERM INVESTMENT	1,122,760
	(Cost $1,122,760)

7

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2011
(Unaudited)

	TOTAL INVESTMENTS - 100.7%	$16,887,965
	(Cost $15,498,845)
	Other Liabilities in Excess of Assets - (0.7)%	(114,071)
	TOTAL NET ASSETS - 100%	$16,773,894

LLC	Limited Liability Company
LP	Limited Partnership
†	The rate quoted is the annualized seven-day yield at period end.
*	Non-Income Producing
^
Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees.  The aggregate value of such investments is 6.9% of net assets.

Sector Representation as of 5/31/11 (% of net assets)

Common Stocks	45.2%
Master Limited Partnerships	24.7%
Corporate Bonds	24.1%
Short-Term Investment	6.7%
Total Investments	100.7%
Other Liabilities in Excess of Assets	(0.7)
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

8

FAMCO MLP & Energy Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2011 (Unaudited)

Assets
Investments in securities, at cost	$15,498,845
Investments in securities, at value	$16,887,965
Receivables:
Securities sold	445,807
Dividends and interest	101,568
From Advisor	16,058
Offering costs	10,920
Total assets	17,462,318

Liabilities
Payables:
Securities purchased	552,629
Fund accounting fees	6,753
Administration fees	10,344
Transfer agent fees	13,851
Custody fees	1,245
Chief Compliance Officer fees	2,928
Trustees' fees	1,658
Other accrued expenses	28,988
Dividends payable	70,028
Total liabilities	688,424

Net Assets	$16,773,894

Composition of Net Assets
Paid-in capital	$15,470,695
Undistributed net investment income (loss)	(208,854)
Accumulated net realized gain on investments and foreign currency	122,933
Net unrealized appreciation on investments	1,389,120
Net Assets	$16,773,894

Number of shares issued and outstanding (par value of $0.01 per share with unlimited number of shares authorized)	1,484,228
Net asset value per share	$11.30

See accompanying Notes to Financial Statements.

9

FAMCO MLP & Energy Infrastructure Fund
STATEMENT OF OPERATIONS
For the six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends	$178,248
Interest	116,741
Total income	294,989

Expenses
Advisory fee	54,438
Administration fee	24,998
Transfer agent fees and expenses	20,446
Offering costs	19,225
Fund accounting fees and expenses	19,088
Audit fees	13,786
Custody	12,373
Legal fees	6,290
Miscellaneous	5,447
Chief Compliance Officer fees	4,006
Trustees' fees and expenses	2,992
Shareholder reporting fees	1,992
Registration fees	1,260
Insurance	133
Total expenses	186,474
Less: Advisory fees waived	(54,438)
Less: Other expenses waived or reimbursed	(59,718)
Net expenses	72,318
Net investment income	222,671

Realized and Unrealized Gain on Investments
Net realized gain on investments	88,764
Net unrealized appreciation/depreciation on investments	1,110,586
Net realized and unrealized gain on investments	1,199,350
Net Increase in Net Assets from Operations	$1,422,021

See accompanying Notes to Financial Statements.

10

FAMCO MLP & Energy Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months
	ended	September 9, 2010*
	May 31, 2011	through
	(Unaudited)	November 30, 2010

Increase in Net Assets From:
Operations
Net investment income	$222,671	$54,797
Net realized gain on investments	88,764	34,975
Net change in unrealized appreciation/depreciation on investments	1,110,586	278,534
Net increase in net assets resulting from operations	1,422,021	368,306

Distributions to Shareholders
From net investment income	(430,014)	(27,089)
From net realized gains	-	(31,871)
Return of capital	-	(20,718)
Total distributions to shareholders	(430,014)	(79,678)

Capital Transactions
Proceeds from shares sold	7,380,211	8,063,623
Reinvestment of distributions	289,958	79,678
Cost of shares repurchased	(320,211)	-
Net change in net assets from capital transactions	7,349,958	8,143,301

Total increase in net assets	8,341,965	8,431,929

Net Assets
Beginning of period	8,431,929	-
End of period	$16,773,894	$8,431,929

Accumulated net investment income (loss)	$(208,854)	$(1,511)

Capital Share Activity
Shares sold	684,246	796,781
Shares issued on reinvestment	25,693	7,603
Shares redeemed	(30,095)	-
Net increase in shares outstanding	679,844	804,384

* Commencement of operations.

See accompanying Notes to Financial Statements.

11

FAMCO MLP & Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the six months
	ended		September 9, 2010 (1)
	May 31, 2011		Through
	(Unaudited)		November 30, 2010

Net asset value, beginning of period	$10.48		$10.00

Income from investment operations:
Net investment income	0.17		0.07
Net realized and unrealized gain on investments	0.95		0.51
Total from investment operations	1.12		0.58

Less distributions:
From net investment income	(0.30)		(0.03)
From net realized gain	-		(0.04)
Return of capital	-		(0.03)
Total distributions	(0.30)		(0.10)

Net asset value, end of period	$11.30		$10.48

Total return	10.71	% (2)	5.80	% (2)

Ratios/supplemental data:
Net assets, end of period	$16,773,894		$8,432

Ratio of expenses to average net assets: (4)
Before fees waived and expenses absorbed	2.57	% (3)	5.89	% (3)
After fees waived and expenses absorbed	1.00	% (3)	1.00	% (3)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	3.07	% (3)	(1.26	)% (3)
After fees waived and expenses absorbed	4.64	% (3)	3.64	% (3)

Portfolio turnover rate	25.9	% (2)	25.1	% (2)

(1)	Commencement of Operations.
(2)	Not annualized.
(3)	Annualized.
(4)	The Advisor has contractually agreed to limit the operating expenses to 1.00%

See accompanying Notes to Financial Statements.

12

FAMCO MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2011 (Unaudited)

Note 1 – Organization
The FAMCO MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is long-term capital appreciation and current income. The Fund commenced investment operations on September 9, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

13

FAMCO MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2011 (Unaudited) (Continued)

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $38,553, which are being amortized over a one-year period from September 9, 2010 (commencement of operations).

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s 2010 tax returns, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended May 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

14

FAMCO MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2011 (Unaudited) (Continued)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Fiduciary Asset Management, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.00% of the Fund's average daily net assets until March 31, 2012.

For the six months ended May 31, 2011, the Advisor waived all of its advisory fees in the amount of $54,438 and reimbursed fund expenses in the amount of $59,718 for the Fund. The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratios, including the recovered expenses, fall below the expense limits in place at the time the expenses were incurred. The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred. As of May 31, 2011, the Advisor may recapture a portion of the following amounts no later that the dates stated below:

MLP & Energy Infrastructure Fund
November 30, 2013	$73,727
November 30, 2014	$114,156

Foreside Fund Services, LLC (“Foreside”) serves as the Fund’s placement agent; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does compensate trustees and officers affiliated with the Fund’s co-administrators.  For six months ended May 31, 2011, the Fund allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period ended May 31, 2011, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$15,381, 846

Gross unrealized appreciation	1,522,407
Gross unrealized depreciation	(16,288)

Net unrealized appreciation	$1,506,119

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

15

FAMCO MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2011 (Unaudited) (Continued)

As of November 30, 2010, the components of accumulated earnings (deficit) for the Fund on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-
Accumulated capital, other losses and partial MLP dispositions	(1,511)
Net unrealized appreciation on investments	303,406
Total accumulated earnings	$301,895

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.  For the period September 9, 2010 to November 30, 2010, permanent differences in accounting have been reclassified to paid-in capital, undistributed net investment income and accumulated realized loss as follows:

Increase (Decrease)
Paid in Capital	Undistributed Net Investment Income	Accumulated Realized Gains
$(22,564)	$(8,501)	$31,065

The tax character of distributions paid during the fiscal year ended November 30, 2010 for the Fund was as follows:

Distribution paid from:
Ordinary income	$58,679
Tax return of capital	20,999

Total distributions paid	$79,678

Note 5 – Investment Transactions
For the six months ended May 31, 2011, purchases and sales of investments, excluding short-term investments, were $10,002,590 and $3,669,840, respectively.

Note 6 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

16

FAMCO MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2011 (Unaudited) (Continued)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets Table
Investments, at Value:
Corporate Bonds	$-	$4,045,116	$-	$4,045,116
Common Stocks1	7,584,301	-	-	7,584,301
Master Limited Partnerships	2,972,178	-	1,163,610	4,135,788
Short-Term Investments	1,122,760	-	-	1,122,760
Total Investments, at Value	11,679,239	4,045,116	1,163,610	16,887,965
Total Assets	$11,679,239	$4,045,116	$1,163,610	$16,887,965
1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

17

FAMCO MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2011 (Unaudited) (Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Fund:

	Investments, at Value	Other Financial Instruments
Balance as of 11/30/10	$-	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net purchase (sales)	-	-
Transfers in and/or out of Level 3	1,163,610	-
Balance as of 5/31/11	$1,163,610	$-
Net change in unrealized appreciation/(depreciation) on Level 3 investments held as of 5/31/11*	$60,199	$-
* Included in the related amounts on the Statement of Operations.

Note 8 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not hold any securities requiring disclosure.

Note 9 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.

During the period the Fund purchased one or more Level 3 securities. These securities are considered Level 3 securities because they are restricted securities. Such securities are categorized as Level 3 until the respective securities commence active market trading and meet the necessary requirements to be categorized as Level 1. Details on such securities are listed above. Such securities represent the only transfers among levels.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurement and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Note 10 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements.

18

FAMCO MLP & Energy Infrastructure Fund
Fund Expenses
May 31, 2011 (Unaudited)

Expense Example
As a shareholder of the FAMCO MLP & Energy Infrastructure Fund (the ”Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period through 5/31/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FAMCO MLP & Energy Infrastructure Fund
	Beginning Account Value	Ending Account Value	Expense Paid During Period*
	12/1/10	5/31/11	12/1/10 – 5/31/11
Actual Performance	$1,000.00	$1,107.10	$5.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.03	$5.02

* Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the corresponding period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

19

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Investment Advisor
Fiduciary Asset Management, Inc.
8235 Forsyth Boulevard, Suite 700
St. Louis, Missouri  63105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Placement Agent
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101

FUND INFORMATION

	TICKER	CUSIP
FAMCO MLP & Energy Infrastructure Fund	MLPPX	461 418 626

Privacy Principles of the FAMCO MLP & Energy Infrastructure Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the FAMCO MLP & Energy Infrastructure Fund for their information.  It is not a Private Placement Memorandum, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 314-446-6747, on the Fund’s website at www. or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 314-446-6747, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at 314-446-6747. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

FAMCO MLP & Energy Infrastructure Fund
803 West Michigan Street
Milwaukee, WI 53233-2301
314-446-6747

FAMCO

FAMCO MLP & Energy Income Fund

SEMI-ANNUAL REPORT
May 31, 2011

FAMCO MLP & Energy Income Fund
a series of the Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Fund Expenses	19
Supplemental Information	20

8235 Forsyth Boulevard, Suite 700
Saint Louis, Missouri 63105

Telephone: 314 446-6700
Facsimile: 314 446-6707
www.famco.com

MLP & Energy Income Fund (“INFIX”)
May 31, 2011

Dear Shareholder,

Thank you for your investment in the FAMCO MLP & Energy Income Fund (“the Fund”).  This report covers the Fund’s performance for the period ended May 31, 2011 as well as an overall update on the Fund’s investments.

Our firm, Fiduciary Asset Management Inc. (“FAMCO”), serves as investment advisor for the Fund.  Founded in 1994, FAMCO is a Delaware corporation registered with the Securities and Exchange Commission as an investment adviser and is a wholly owned subsidiary of Piper Jaffray Companies.  We manage MLP, equity and fixed income assets for investment companies, institutions and high net worth individuals.

The Fund’s investment objective is long-term capital appreciation and current income.  The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities.  We believe that a well constructed portfolio of energy infrastructure investments has the potential to provide investors with a mix of  current income, growth potential, low correlation to other asset classes, and some tax advantages.  The Fund will invest in both equity and fixed income securities with the asset allocation being a function of current opportunities.  Most pure-play domestic energy infrastructure is owned by MLPs or entities affiliated with MLPs, and at least 80% of the Fund’s investments are expected to be concentrated in MLPs and other energy infrastructure assets.

We believe the Alerian MLP Index may generate positive returns over the next market cycle.  We expect the Fund to exhibit high correlation to and generate similar returns with the Alerian MLP Index, but with less volatility and more liquidity over a market cycle. In general we would expect the Fund to underperform when the Alerian is generating higher than average returns and to outperform when the Alerian performs at less than its long-term potential.

Given these expectations we are pleased with the year to date and since inception returns for the Class I Share of the Fund of 8.22% and 9.52%, respectively.  The Alerian Index’s comparable returns are 4.07% and 5.92%.  Importantly, the Fund has provided investors with the lower volatility and risk reduction that is expected.  During a -9.21% MLP market pullback which lasted from April 29, 2011 through May 17, 2011 the Fund declined just -5.06%.

The strong performance of MLPs and other energy infrastructure equity during the year to date period ended May 31, 2011 drove the Fund’s returns.  The Fund’s investments in energy infrastructure fixed income securities returned 6.74% over the year to date period compared to a 3.03% return by Barclay’s US Aggregate over the same period but underperformed the Fund’s equity investments.  The Fund’s correlation to the Alerian MLP Index was approximately 89% in the since inception period ending 05/31/11 which is consistent with our long term expectations.

A couple of strategic themes added value in the first half of 2011: 1) a preference for equities vs. fixed income securities; 2) a preference for what we considered higher quality and commodity sensitive securities; 3) a preference for credit risk vs. interest rate risk in our fixed income portfolio.

We believe that the long-term outlook for MLPs and other energy infrastructure assets is positive.  MLPs and other energy infrastructure companies appear to be benefiting from the significant infrastructure needs being fueled in part by drilling activity of unconventional oil and gas reserves, generally termed “shale plays”.  Regardless of the strong long-term outlook for energy infrastructure, equity market performance for the later portion of the six month period ended May 31, 2011, was weak.  We believe that the weakness was tied to concerns about energy commodity prices and to government proposals to change the taxation of MLPs as opposed to a breakdown in the positive long-term outlook for infrastructure.

In the first week of May there was a rapid deterioration in commodity prices with crude oil falling nearly 15%.  Our view is that energy commodity prices appear to be reasonably valued and that any downward volatility is an opportunity for the Fund.  We continue to have a higher than average level of commodity exposure in the Fund.

Also in May, the Treasury proposed a change in the taxation of large, pass through entities.  The change, as proposed, would include MLPs.  It is our view that the odds are low that the current round of tax reform being considered by the President and Congress will significantly impact MLPs.  Recall that MLPs originally received partnership tax treatment to incentivize investors to provide capital for the construction and maintenance of domestic energy infrastructure.  Removing this incentive would increase the cost of this infrastructure and would likely result in higher prices of gasoline and other energy products for consumers.  We don’t believe that Congress will specifically target a tax advantage that helps out the average voter.  However, it is possible that MLPs get caught up in a more sweeping reform that also removes the tax advantaged status of other tax pass through vehicles such as Real Estate Investment Trusts1 and law partnerships2.  We suspect that after next year’s presidential election there will likely be further consideration of sweeping tax reform and the risk to MLPs will resurface.

It is worth noting that only 38.7% of the MLP & Energy Infrastructure strategy’s current holdings would be significantly impacted if there was a change in MLP taxation.  Further, the Fund has the ability to opportunistically hedge, potentially further mitigating the downside of such an event.

Looking past the market concerns with commodity prices and MLP taxation, we saw some very positive developments in the past six months for energy infrastructure companies. Approximately 29% of the Fund’s assets were allocated to energy infrastructure entities organized as corporations (as opposed to MLPs which are organized as partnerships).  Our holdings of energy infrastructure corporations returned 16.99% significantly outperforming our MLP holdings which returned 4.76% for the year to date period ended May 31, 2011. We attribute the strong performance to the following two themes: 1) many of the energy infrastructure corporations in the Fund own valuable infrastructure assets ; 2) these companies are often the parent company (i.e. general partner) of an MLP; and 3) many of the companies are beginning to unlock this value more aggressively via restructuring.

1 A real estate investment trust, or REIT, is a company that owns, and in most cases, operates income-producing real estate. The advantage of operating as a REIT is that entities organized and operating as REITs are generally not taxable at the corporate level.

2 A law partnership is defined by IRS as the relationship existing between two or more persons who join to carry on a trade or business, specifically the practice of law.  The partnership files an annual information return but does not pay income tax.  Instead, it “passes through” any profits or losses to its partners.  Each partner includes his or her share of the partnership’s income or loss on his or her tax return.

For example, one of our top-performing holdings is El Paso Corp. (EP), which owns a 2% general partnership (GP) stake and 42% equity stake in El Paso Energy Partners, LP (EPB).  The GP stake in an MLP can be quite valuable.  We find that the market typically does not give full valuation credit for the GP ownership due to a couple of reasons: 1) the corporation may also own a significant amount of mature, slower-growth regulated assets which constitute a greater mix of cash flow; and 2) since diversified companies generally have greater complexity, it is harder for investors to accurately value the sum of the parts (causing a conglomeration discount).  Another example of this restructuring is TC Pipelines LP (TCLP) and its parent and general partner Transcanada Corp. (TRP).  TRP sold interests in some of its pipelines to TCLP during the quarter, a transaction we view as positive for both companies.  However, TCLP raised over $300 million in equity to fund this acquisition and the markets reacted negatively with the Fund’s holding in TCLP returning -8.07% during the period.
We believe asset restructuring is an excellent way to unlock value. For example, El Paso recently announced plans to spin off its oil and gas operations by year-end 2011. This should not only simplify the mix of businesses held by the company (primarily gas pipelines), it will also likely reduce earnings volatility (supporting a higher valuation multiple).  The spin off announcement was received favorably by many investors.

While we remain watchful of the risks associated with commodity pricing and the potential change of MLP tax treatment mentioned earlier, we believe that some of our holdings in other energy infrastructure corporations could eventually create long-term value by restructuring attractive gas midstream assets into MLPs.  We believe that these types of holdings have the potential to outperform our MLP holdings over the next year.

We believe that the restructuring of energy infrastructure corporations is a good example of the opportunities that the MLP & Energy Income Fund seeks to capitalize on.  While our core investment is MLPs, we actively seek to create value by purchasing securities tied to energy infrastructure regardless of whether the securities represent equity or debt or if they are tied to entities organized as corporations or partnerships.  Over time this strategy seeks to provide investors with returns in-line with the Alerian MLP Index while providing less volatility along the way, which is what investors in the Fund have experienced since the Fund’s inception.

As a shareholder, you will receive a 1099 tax form in January, 2012.  Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed.  Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares.  Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.

Sincerely,

Fiduciary Asset Management Inc.

This material must be preceded or accompanied by a current prospectus.

Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships calculated using a float-adjusted, capitalization-weighted methodology.

S&P 500 Index is a value weighted index of the prices of 500 large cap common stocks actively traded in the United States.

Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated, investment-grade, fixed rate, taxable bond market of SEC registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange.  It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.

Standard deviation is a measure of the dispersion of a set of data from its mean. The more spread apart the data, the higher the deviation.

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2011
(Unaudited)

Principal
Amount		Value

	CORPORATE BONDS - 24.4%
$100,000	Anadarko Petroleum Corp.	$112,982
	5.950%, 9/15/2016
75,000	Anadarko Petroleum Corp.	86,201
	6.375%, 9/15/2017
50,000	Chesapeake Energy Corp.	59,000
	9.500%, 2/15/2015
65,000	Chesapeake Energy Corp.	70,200
	6.500%, 8/15/2017
50,000	Chesapeake Energy Corp.	53,875
	6.875%, 8/15/2018
75,000	ConocoPhillips	83,283
	4.600%, 1/15/2015
25,000	Denbury Resources, Inc.	28,125
	9.750%, 3/1/2016
25,000	Denbury Resources, Inc.	27,625
	8.250%, 2/15/2020
50,000	El Paso Corp.	57,969
	7.000%, 6/15/2017
50,000	El Paso Corp.	58,829
	7.250%, 6/1/2018
50,000	Encore Acquisition Corp.	56,125
	9.500%, 5/1/2016
75,000	Occidental Petroleum Corp.	76,180
	2.500%, 2/1/2016
75,000	Panhandle Eastern Pipeline Co. LP	85,208
	6.200%, 11/1/2017
75,000	Panhandle Eastern Pipeline Co. LP	91,396
	8.125%, 6/1/2019
50,000	Petrohawk Energy Corp.	56,750
	10.500%, 8/1/2014
75,000	Petrohawk Energy Corp.	78,656
	7.250%, 8/15/2018
50,000	Pioneer Natural Resources Co.	53,136
	5.875%, 7/15/2016
77,000	Pioneer Natural Resources Co.	84,365
	6.650%, 3/15/2017
75,000	Pioneer Natural Resources Co.	82,211
	6.875%, 5/1/2018

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2011
(Unaudited)

Principal
Amount		Value
$50,000	Quicksilver Resources, Inc.	$58,000
	11.750%, 1/1/2016
75,000	Quicksilver Resources, Inc.	73,875
	7.125%, 4/1/2016
50,000	Range Resources Corp.	53,250
	7.250%, 5/1/2018
40,000	Range Resources Corp.	42,200
	6.750%, 8/1/2020
75,000	Suncor Energy, Inc.	86,503
	6.100%, 6/1/2018
50,000	Sunoco, Inc.	61,781
	9.625%, 4/15/2015
100,000	Sunoco, Inc.	109,029
	5.750%, 1/15/2017
75,000	Teekay Corp.	81,938
	8.500%, 1/15/2020
50,000	Tennessee Gas Pipeline Co.	60,947
	8.000%, 2/1/2016

	TOTAL BONDS	1,929,639
	(Cost $1,893,227)

Number
of Shares		Value
	COMMON STOCKS - 44.2%
	ENERGY - 34.8%
2,060	Anadarko Petroleum Corp.	$163,811
2,265	ConocoPhillips	165,843
8,660	El Paso Corp.	182,293
17,721	Enbridge Energy Management LLC	549,709
1,690	Enbridge, Inc.	113,720
1,525	EQT Corp.	82,625
8,748	Kinder Morgan Management LLC	571,006
2,540	Occidental Petroleum Corp.	273,939
7,915	Spectra Energy Corp.	218,375
4,230	Teekay Offshore Partners LP	122,882
3,385	TransCanada Corp.	151,750
5,095	Williams Cos., Inc.	159,932
		2,755,885

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2011
(Unaudited)

Number
of Shares		Value
	UTILITIES - 9.4%
11,420	CenterPoint Energy, Inc.	$220,748
8,780	Duke Energy Corp.	164,625
3,385	Oneok, Inc.	240,640
7,155	Questar Corp.	123,996
		750,009

	TOTAL COMMON STOCK	3,505,894
	(Cost $3,304,837)

	MASTER LIMITED PARTNERSHIPS - 24.1%
2,285	Alliance Holdings GP LP	107,372
3,235	Copano Energy LLC	108,566
4,141	Crestwood Midstream Partners LP^	107,160
2,955	DCP Midstream Partners LP	119,766
3,965	Energy Transfer Equity LP	167,085
6,240	Enterprise Products Partners LP	259,834
845	EV Energy Partner LP	46,771
4,300	Genesis Energy LP	117,949
1,165	Pioneer Southwest Energy Partners LP	35,730
4,740	Plains All American Pipeline LP	295,018
1,945	Regency Energy Partners LP	48,994
845	Suburban Propane Partners LP	44,591
4,805	TC Pipelines LP	221,799
4,190	Western Gas Partners LP	146,399
1,610	Williams Partners LP	85,201

	TOTAL MASTER LIMITED PARTNERSHIPS	1,912,235
	(Cost $1,920,406)

	SHORT TERM INVESTMENT - 5.8%
459,404	Fidelity Institutional Money Market, 0.16%†	$459,404

	TOTAL SHORT TERM INVESTMENT	459,404
	(Cost $459,404)

	TOTAL INVESTMENTS - 98.5%	7,807,172
	(Cost $7,577,874)
	Other Assets in Excess of Liabilities - 1.5%	119,154
	TOTAL NET ASSETS - 100%	$7,926,326

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2011
(Unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
†	The rate quoted is the annualized seven-day yield at period end.
*	Non-Income Producing
^
Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees.  The aggregate value of such investments is 1.4% of net assets.

Sector Representation as of 5/31/11 (% of net assets)

Common Stocks	44.2%
Corporate Bonds	24.4%
Master Limited Partnerships	24.1%
Short-Term Investment	5.8%
Total Investments	98.5%
Other Liabilities in Excess of Assets	1.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

FAMCO MLP & Energy Income Fund
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2011 (Unaudited)

Assets
Investments in securities, at cost	$7,577,874
Investments in securities, at value	$7,807,172
Receivables:
Securities sold	323,167
Fund shares sold	81,105
Dividends and interest	47,398
From Advisor	28,960
Prepaid expenses	36,063
Offering costs	5,833
Total assets	8,329,698

Liabilities
Payables:
Securities purchased	339,162
Fund shares redeemed	7,398
Fund accounting fees	10,689
Administration fees	9,264
Transfer agent fees	7,933
Custody fees	2,463
Chief Compliance Officer fees	3,364
Trustees' fees	1,341
Other accrued expenses	18,769
Dividends payable	2,989
Total liabilities	403,372

Net Assets	$7,926,326

Composition of Net Assets
Paid-in capital	$7,767,104
Undistributed net investment loss	(87,484)
Accumulated net realized gain on investments and foreign currency	17,408
Net unrealized appreciation on investments	229,298
Net Assets	$7,926,326

Class A Shares
Net Assets applicable to shares outstanding	$10,196
Number of shares issued and outstanding	940
Net asset value per share	$10.85
Maximum sales charge (5.50% of offering price)*	0.63
Maximum offering price to public	$11.48

Class I Shares
Net Assets applicable to shares outstanding	$7,916,130
Number of shares issued and outstanding	739,735
Net asset value per share	$10.70

* On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

FAMCO MLP & Energy Income Fund
STATEMENT OF OPERATIONS
For the six months* ended May 31, 2011 (Unaudited)

Investment Income
Dividends	$43,033
Interest	23,312
Total income	66,345

Expenses
Advisory fee	17,044
Administration fee	22,932
Transfer agent fees and expenses	14,905
Offering costs	7,769
Fund accounting fees and expenses	21,658
Audit fees	12,653
Custody	2,463
Legal fees	4,906
Miscellaneous	2,511
Chief Compliance Officer fees	3,822
Trustees' fees and expenses	2,548
Shareholder reporting fees	1,620
Registration fees	14,863
Total expenses	129,694
Less: Advisory fees waived	(17,044)
Less: Other expenses waived or reimbursed	(91,311)
Net expenses	21,339
Net investment income	45,006

Realized and Unrealized Gain on Investments
Net realized gain on investments	17,408
Net unrealized appreciation/depreciation on investments	229,298
Net realized and unrealized gain on investments	246,706
Net Increase in Net Assets from Operations	$291,712

* The MLP & Energy Income Fund commenced operations on December 27, 2010.

See accompanying Notes to Financial Statements.

FAMCO MLP & Energy Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

December 27, 2010*
through
May 31, 2011
(Unaudited)
Increase in Net Assets From:
Operations
Net investment income	$45,006
Net realized gain on investments	17,408
Net change in unrealized appreciation/depreciation on investments	229,298
Net increase in net assets resulting from operations	291,712

Distributions to Shareholders
From net investment income
Class A	-
Class I	(132,490)
Total distributions to shareholders	(132,490)

Capital Transactions - Class A
Proceeds from shares sold	10,000

Capital Transactions - Class I
Proceeds from shares sold	7,722,501
Reinvestment of distributions	129,404
Cost of shares repurchased1	(94,801)

Net change in net assets from capital transactions	7,767,104

Total increase in net assets	7,926,326

Net Assets
Beginning of period	-
End of period	$7,926,326

Accumulated net investment income (loss)	$(87,484)

Capital Share Activity - Class A
Shares sold	940

Capital Share Activity - Class I
Shares sold	736,765
Shares issued on reinvestment	12,111
Shares redeemed	(9,141)
Net increase in shares outstanding	740,675

1 Net of redemption fee proceeds of $1,811.

* The FAMCO MLP & Energy Income Fund commenced operations on December 27, 2010.
Class A Shares commenced operations on May 18, 2011.

See accompanying Notes to Financial Statements.

FAMCO MLP & Energy Income Fund - Class A
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	May 18, 2011 (1)
	Through
	May 31, 2011
	(Unaudited)

Net asset value, beginning of period	$10.64

Income from investment operations:
Net investment income	-
Net realized and unrealized gain on investments	0.21
Total from investment operations	0.21

Less distributions:
From net investment income	-
Total distributions	-

Net asset value, end of period	$10.85

Total return (2)	1.97	% (3)

Ratios/supplemental data:
Net assets, end of period	$10,196

Ratio of expenses to average net assets: (5)
Before fees waived and expenses absorbed	4.65	% (4)
After fees waived and expenses absorbed	1.50	% (4)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.85	) (4)
After fees waived and expenses absorbed	0.30	% (4)

Portfolio turnover rate	21.6	% (3)

(1)   Commencement of Operations.
(2)   Total return excludes the effect of the applicable sales load.
(3)   Not annualized.
(4)   Annualized.
(5)   The Advisor has contractually agreed to limit the operating expenses to 1.50%.

See accompanying Notes to Financial Statements.

FAMCO MLP & Energy Income Fund - Class I
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	December 27, 2010 (1)
	Through
	May 31, 2011
	(Unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.12
Net realized and unrealized gain on investments	0.83
Total from investment operations	0.95

Less distributions:
From net investment income	(0.25)
Total distributions	(0.25)

Net asset value, end of period	$10.70

Total return	9.52	% (2)

Ratios/supplemental data:
Net assets, end of period	$7,916,130

Ratio of expenses to average net assets: (4)
Before fees waived and expenses absorbed	7.60	% (3)
After fees waived and expenses absorbed	1.25	% (3)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.71	) (3)
After fees waived and expenses absorbed	2.64	% (3)

Portfolio turnover rate	21.6	% (2)

(1)	Commencement of Operations.
(2)	Not annualized.
(3)	Annualized.
(4)	The Advisor has contractually agreed to limit the operating expenses to 1.25%.

See accompanying Notes to Financial Statements.

FAMCO MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2011 (Unaudited)

Note 1 – Organization
The FAMCO MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund primarily seeks current income and secondarily seeks long-term capital appreciation.  The Fund commenced investment operations on December 27, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

FAMCO MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2011 (Unaudited) (Continued)

The Fund incurred offering costs of approximately $13,602, which are being amortized over a one-year period from December 27, 2010 (commencement of operations).

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended May 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Fiduciary Asset Management, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00%, of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.50% and 1.25% of the Fund’s average daily net assets for Class A Shares and Class I Shares, respectively through December 22, 2011.

For the period December 27, 2010 through May 31, 2011, the Advisor waived all of its advisory fees in the amount of $17,044 and reimbursed fund expenses in the amount of $91,311 for the Fund. The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratios, including the recovered expenses, fall below the expense limits in place at the time the expenses were incurred. The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred. As of May 31, 2011, the Advisor may recapture a portion of the following amounts no later that the dates stated below:

FAMCO MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2011 (Unaudited) (Continued)

MLP & Energy Income Fund
November 30, 2013	$-
November 30, 2014	$108,355

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period December 27, 2010 through May 31, 2011, the Fund allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period ended May 31, 2011, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$7,555,076

Gross unrealized appreciation	308,941
Gross unrealized depreciation	(56,845)

Net unrealized appreciation	$252,096

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Investment Transactions
For the period December 27, 2010 through May 31, 2011, purchases and sales of investments, excluding short-term investments, were $7,948,984 and $841,321, respectively.

Note 6 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FAMCO MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2011 (Unaudited) (Continued)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets Table
Investments, at Value:
Corporate Bonds	$-	$1,929,639	$-	$1,929,639
Common Stocks1	3,505,894	-	-	3,505,894
Master Limited Partnerships	1,805,075	-	107,160	1,912,235
Short-Term Investments	459,404	-	-	459,404
Total Investments, at Value	5,770,373	1,929,639	107,160	7,807,172
Total Assets	$5,770,373	$1,929,639	$107,160	$7,807,172

FAMCO MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2011 (Unaudited) (Continued)

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value in the Fund:

	Investments, at Value	Other Financial Instruments
Balance as of 11/30/10	$-	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	5,355	-
Net purchase (sales)	101,805	-
Transfers in and/or out of Level 3	-	-
Balance as of 5/31/11	$107,160	$-
Net change in unrealized appreciation/(depreciation) on Level 3 investments held as of 5/31/11*	$5,355	$-
* Included in the related amounts on the Statement of Operations.

Note 8 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not hold any securities requiring disclosure.

Note 9 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.

During the period the Fund purchased one or more Level 3 securities. These securities are considered Level 3 securities because they are restricted securities. Such securities are categorized as Level 3 until the respective securities commence active market trading and meet the necessary requirements to be categorized as Level 1. Details on such securities are listed above. Such securities represent the only transfers among levels.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurement and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Note 10 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements.

FAMCO MLP & Energy Income Fund
Fund Expenses - May 31, 2011 (Unaudited)

Expense Example
As a shareholder of the FAMCO MLP & Energy Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period through 5/31/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FAMCO MLP & Energy Income Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period**
		Inception Date ***	5/31/11	Inception Date*** 5/31/11
Class A	Actual Performance	$1,000.00	$1,019.70	$0.58
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.43	$0.58
Class I	Actual Performance	$1,000.00	$1,095.20	$5.61
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.65	$5.40

** Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 14/365  and 156/365 for Class A and Class I shares, respectively (to reflect the corresponding period since inception of each Class). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
*** The FAMCO MLP & Energy Income Fund Class I Shares commenced operations on December 27, 2010; Class A Shares commenced operations on May 18, 2011.

FAMCO MLP & Energy Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on December 8-9, 2010, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Fiduciary Asset Management, LLC (the “Investment Advisor”) with respect to the FAMCO MLP & Energy Income Fund series of the Trust (the “Fund”) for an initial two-year term ending December 26, 2012.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that the Advisory Agreement is in the best interests of the Fund.

Background
In advance of the meeting, the Board received information about the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. The Board considered a presentation made by representatives of the Investment Advisor at a previous meeting and discussed certain information it had provided in connection with that meeting, as well as other more current information.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered the overall quality of services to be provided to the Fund by the Investment Advisor and discussed the specific responsibilities of the Investment Advisor under the Advisory Agreement.  In addition, the Board considered the background, qualifications, education and experience of the Investment Advisor’s key portfolio management and operational personnel; its overall financial position; its resources and efforts to retain and motivate capable personnel to serve the Fund; and the overall general quality and depth of its organization. The Board also took into account the experience of the Investment Advisor's senior management; its investment philosophy and processes, including its brokerage and trading practices; its disaster recovery and contingency planning; and its commitment and systems in place with regard to compliance with applicable laws and regulations.  The Board considered the composite performance of three strategies that would be used in managing the Fund, noting that the strategies had generally outperformed or performed close to their benchmarks each year from 2005 through 2009.  The Board also considered the performance of the FAMCO MLP& Energy Infrastructure Fund series of the Trust, which had commenced operations September 9, 2010, and was managed by the Investment Advisor using similar strategies to those it would use in managing the Fund.  The Board and the Independent Trustees determined that the nature, extent and quality of the services to be provided by the Investment Advisor were satisfactory.

FAMCO MLP & Energy Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratio
The Board considered a comparison of the proposed fees and expenses of the Fund to the fees and expenses of its peer group of funds compiled by MFAC using the Morningstar “Equity Energy” category.  With respect to the Fund, the Board observed that the advisory fees to be paid by each class of shares of the Fund were slightly higher than the averages of those of funds in its peer group, but that the proposed total expenses for each class of shares of the Fund were below the averages of those of funds in its peer group.  The Board and the Independent Trustees determined that the fees and expenses for the Fund were reasonable in light of the nature, extent and quality of the services provided by the Advisor.

Profitability and Economies of Scale
The Board and the Independent Trustees reviewed information about the Investment Advisor’s estimated profitability resulting from its relationship with the Fund during the Fund’s first year of operations, and determined the profitability to be reasonable, noting that the Investment Advisor had agreed to limit the Fund’s expenses.  With respect to economies of scale, the Board and the Independent Trustees noted that initially, the Fund’s asset levels would likely be too low to achieve significant economies, and concluded that the matter of such economies, and the extent to which the Fund’s fee levels reflect those economies for the benefit of Fund investors, would be reviewed in the future as Fund assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that the Advisory Agreement is in the best interests of the Fund and, accordingly, approved the Advisory Agreement.

FAMCO MLP & Energy Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Risk Disclosures
Liquidity Risk: Certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. At times, limited trading volumes may result in abrupt or erratic movements, or result in difficulty in buying or selling significant amounts of such securities.

Industry Risk: Energy infrastructure companies are subject to risks specific to the industry they serve including, but not limited to, fluctuations in commodity prices, reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing, changes in the economy or the regulatory environment or extreme weather.

MLP Risk: Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right.

Additionally, investing in MLPs involves material income tax risks and certain other risks. Actual results, performance or events may be affected by, without limitation, (1) general economic conditions, (2) performance of financial markets, (3) interest rate levels, (4) changes in laws and regulations and (5) changes in the policies of governments and/or regulatory authorities. MLPs may have additional expenses, as some MLPs pay incentive distributions fees to their general partners.

Fixed Income Risk: Generally, fixed income securities decrease in value if the interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. High yield securities are below investment grade quality and may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. The issuer or guarantor of a fixed income security may be unable or unwilling to make timely payments of interest or principal.

There are various risks associated with transactions in derivative instruments. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Certain transactions, including the use of derivatives, may give rise to a form of leverage. To mitigate leveraging risk, the Fund’s custodian will segregate or identify liquid assets or otherwise cover the transactions that may give rise to such risk.

The value of MLPs depend largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If MLPs are unable to maintain partnership status because of tax law changes, the MLPs would be taxed as corporations and there could be a decrease in the value of the MLP securities. The MLPs would be subject to U.S. federal income taxation, and distributions generally would be taxed as dividend income. As a result, after-tax returns could be reduced, which could cause a decline in the value of MLPs. In addition, there is the potential that investors may be required to make tax filings in multiple jurisdictions related to MLP investing in separate accounts.

Yield, performance, and fund flows information discussed in the commentary beginning on page 1 are historical and relate to MLPs and the S&P 500 generally. Such yield and performance information does not represent the performance of the FAMCO MLP & Energy Income Fund. Past performance does not guarantee future results.

The Fund intends to elect to be treated and to qualify each year, as a “regulated investment company” under the U.S. Internal Revenue Code of 1986 (the “Code”). To maintain qualification for federal income tax purposes as a regulated investment company under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If for any taxable year the Fund fails to qualify for the special federal income tax treatment afforded to regulated investment companies, all taxable income will be subject to federal income tax and possibly state and local income tax at regular corporate rates (without any deduction for distributions to shareholders) and any income available for distribution will be reduced.

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Investment Advisor
Fiduciary Asset Management, Inc.
8235 Forsyth Boulevard, Suite 700
St. Louis, Missouri  63105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

FUND INFORMATION

	TICKER	CUSIP
FAMCO MLP & Energy Income Fund – Class I	INFIX	461 418 535
FAMCO MLP & Energy Income Fund – Class A	INFRX	461 418 543

Privacy Principles of the FAMCO MLP & Energy Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the FAMCO MLP & Energy Income Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-805-0005, on the Fund’s website at www. or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-805-0005, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at 1-888-805-0005.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

FAMCO MLP & Energy Income Fund
803 West Michigan Street
Milwaukee, WI 53233-2301
1-888-805-0005

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	August 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	August 5, 2011

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	August 5, 2011